ROYALTIES, AND MINING AND INCOME TAX, AND DEFERRED TAX	12 Months Ended
Dec. 31, 2018
ROYALTIES, AND MINING AND INCOME TAX, AND DEFERRED TAX
ROYALTIES, AND MINING AND INCOME TAX, AND DEFERRED TAX

9.      Royalties, mining and income tax, and deferred tax

Significant accounting judgements and estimates

The Group is subject to income tax in South Africa, Zimbabwe and the US. Significant judgement is required in determining the liability for income tax due to the complexity of legislation. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group recognises liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. The Group reassesses its judgements and estimates if facts and circumstances change. Where the facts and circumstances change or when the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.

The Group recognises the net future tax benefit related to deferred tax assets to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future. Assessing the recoverability of deferred tax assets requires the Group to make significant estimates related to expectations of future taxable income. Estimates of future taxable income are based on forecast cash flows from operations and the application of existing tax laws. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Group to realise the net deferred tax assets recorded at the reporting date could be impacted.

The Group’s gold mining operations are taxed on a variable rate that increases as the profitability of the operation increases. The deferred tax rate used to calculate deferred tax is based on the current estimate of future profitability when the temporary differences will reverse based on tax rates and laws that have been enacted or substantively enacted at the reporting date. Depending on the profitability of the operations, the deferred tax rate can consequently be significantly different from year to year. Calculating the future profitability of the operations is inherently uncertain and could materially change over time.

Additionally, future changes in tax laws in South Africa could limit the ability of the Group to obtain tax deductions in future periods.

Accounting policy

Income tax comprises current and deferred tax. Current tax and deferred tax is recognised in profit or loss except to the extent that it relates to a business combination, or items recognised directly in equity or in other comprehensive income.

Current tax is measured on taxable income at the applicable statutory rate enacted or substantively enacted at the reporting date.

Deferred tax is provided on temporary differences existing at each reporting date between the tax values of assets and liabilities and their carrying amounts. Substantively enacted tax rates are used to determine future anticipated effective tax rates which in turn are used in the determination of deferred tax.

Deferred tax is not recognised for:

•	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;
•

temporary differences related to investments in subsidiaries, and interest in associates and joint ventures to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that these will not reverse in the foreseeable future; and

•	taxable temporary differences arising on the initial recognition of goodwill.

These temporary differences are expected to result in taxable or deductible amounts in determining taxable profits for future periods when the carrying amount of the asset is recovered or the liability is settled. The principal temporary differences arise from depreciation of property, plant and equipment, provisions, unutilised capital allowances and tax losses carried forward.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realised simultaneously.

Deferred tax assets relating to the carry forward of unutilised tax losses and/or unutilised capital allowances are recognised to the extent it is probable that future taxable profit will be available against which the unutilised tax losses and/or unutilised capital allowances can be recovered. Deferred tax assets are reviewed at each reporting date and are adjusted if recovery is no longer probable.

9.1     Royalties

Revenue from mineral resources in South Africa are subject to the Mineral and Petroleum Resource Royalty Act 2008 (Royalty Act). The Royalty Act imposes a royalty on refined (mineral resources that have undergone a comprehensive level of beneficiation such as smelting and refining as defined in Schedule 1 of the Royalty Act) and unrefined (mineral resources that have undergone limited beneficiation as defined in Schedule 2 of the Royalty Act) minerals payable to the State. The royalty in respect of refined and unrefined minerals (which include gold refined to 99.5% and above and PGMs) is calculated by dividing earnings before interest and taxes (EBIT) by the product of 12.5 times, in respect of refined, and 9 times, in respect of unrefined, gross revenue calculated as a percentage, plus an additional 0.5%. EBIT refers to taxable mining income (with certain exceptions such as no deduction for interest payable and foreign exchange losses) before assessed losses but after capital expenditure. A maximum royalty of 5% of mining revenue has been introduced on refined minerals. The effective rate of royalty tax payable for the year ended 31 December 2018 was approximately 0.5% (2017: 1.4% and 2016: 1.9%) of revenue at the SA gold operations and 1.1%  (2017: 0.6%) of revenue at the SA PGM operations.

Figures in million - SA rand	2018	2017	2016
Current charge	(255.5)	(398.5)	(566.6)
SA gold revenue	(93.5)	(325.3)	(528.0)
SA PGM revenue	(162.0)	(73.2)	(38.6)
Prior year tax refund	42.9	-	-
Total royalties	(212.6)	(398.5)	(566.6)

9.2     Mining and income tax

South African statutory tax rates

Gold mining and non-mining tax

Gold mining tax is determined according to a formula which takes into account the profit and revenue attributable to mining operations. Mining taxable income is determined after the deduction of all mining capital expenditure, with the provision that this cannot result in an assessed loss. Capital expenditure amounts not deducted are carried forward as unredeemed capital expenditure to be deducted from future mining income. Accounting depreciation is ignored for the purpose of calculating mining tax. In the formula, the percentage rate of tax payable and the ratio of mining profit, after the deduction of redeemable capital expenditure, to mining revenue is expressed as a percentage.

Non-mining income consists primarily of interest income, and is taxed at the South African company tax rate of 28%.

Company tax rate

Companies, other than gold mining companies are subject to the maximum South African company tax rate of 28%.

US statutory tax rates

Stillwater’s US operations were subject to the federal tax rate of 35%. On 22 December 2017, the Tax Cuts and Jobs Act was signed into legislation in the US and the tax rate changed to 21%.

The US PGM operations are subject to tax in the state of New Jersey. During the year ended 31 December 2018, the New Jersey Governor signed a number of bills that implement numerous tax changes which affected the US PGM operations. The most significant change in the law resulted in tax being calculated together on all US entities under common control (greater than 50% voting ownership).

Mining and income tax

The components of mining and income tax are the following:

Figures in million - SA rand	Note	2018	2017	2016
Current tax		(95.3)	(504.2)	(1,111.8)
Mining tax		(36.8)	(425.2)	(1,031.6)
Non-mining tax		(57.6)	(70.6)	(83.9)
Company and capital gain tax		(0.9)	(8.4)	3.7

Deferred tax	9.3	(988.5)	3,450.8	(90.3)
Deferred tax charge		306.7	879.7	(30.5)
Deferred tax rate adjustment[1]		(1,295.2)	2,571.1	(59.8)

Total mining and income tax		(1,083.8)	2,946.6	(1,202.1)

[1] The deferred tax rate adjustment in South Africa and the US was:

Figures in million - SA rand	2018	2017	2016
South Africa	249.5	39.6	(59.8)
United States	(1,544.7)	2,531.5	-
Deferred tax rate adjustment	(1,295.2)	2,571.1	(59.8)

The change in the estimated long term deferred tax rate, as a result of applying the mining tax formula at the SA gold operations, at which the temporary differences will reverse amounted to a deferred tax benefit of R249.5 million for the year ended 31 December 2018 (2017: benefit of R39.6 million and 2016: charge of R59.8 million).

During the six months ended 31 December 2018, the New Jersey Governor signed a number of bills that implement numerous tax changes which affected the US PGM operations. The most significant change in the law resulted in tax being calculated together on all US entities under common control (greater than 50% voting ownership). This resulted in an increase in the estimated deferred tax rate relating to the US PGM operations and a deferred tax charge of R1,544.7 million (US$107.7 million). On 22 December 2017, the Tax Cuts and Jobs Act was signed into legislation in the US. As a result the Stillwater Group’s deferred tax rate changed from 37.69% to 24.23% and a deferred tax benefit of R2,531.5 million (US$204.8 million) was recognised.

Reconciliation of the Group’s mining and income tax to the South African statutory company tax rate of 28%:

Figures in million - SA rand	2018	2017	2016
Tax on loss/(profit) before tax at maximum South African statutory company tax rate	402.3	2,066.3	(1,188.5)
South African gold mining tax formula rate adjustment	(53.0)	157.6	160.9
US statutory tax rate adjustment	19.4	57.3	-
Non-deductible amortisation and depreciation	(21.2)	(0.9)	(35.0)
Non-taxable dividend received	15.4	-	-
Non-deductible finance charges	(118.2)	(165.8)	(48.7)
Non-deductible share-based payments	(78.9)	(58.4)	(115.5)
Non-taxable gain/(non-deductible loss) on fair value of financial instruments	136.9	(42.9)	(1.7)
Non-taxable gain/(non-deductible loss) on foreign exchange differences	250.3	45.0	(52.1)
Non-taxable share of results of equity-accounted investees	96.4	81.6	3.7
Non-deductible impairments	(123.2)	(1,054.9)	(65.6)
Non-deductible transaction costs	(110.0)	(154.6)	(44.0)
Non-taxable gain on acquisition	-	-	610.0
Net other non-taxable income and non-deductible expenditure	121.0	(251.7)	64.2
Change in estimated deferred tax rate	(1,295.2)	2,571.1	(59.8)
Deferred tax assets not recognised	(325.8)	(303.1)	(430.0)
Mining and income tax	(1,083.8)	2,946.6	(1,202.1)

9.3     Deferred tax

Figures in million - SA rand	Notes	2018	2017	2016
Included in the statement of financial position as follows:
Deferred tax assets		(76.9)	(206.2)	(228.2)
Deferred tax liabilities		10,153.2	8,525.2	4,915.4
Net deferred tax liabilities		10,076.3	8,319.0	4,687.2

Reconciliation of the deferred tax balance:
Balance at beginning of the year		8,319.0	4,687.2	3,498.2
Deferred tax recognised in profit or loss	9.2	988.5	(3,450.8)	90.3
Deferred tax recognised in other comprehensive income		(22.8)	(27.7)	-
Deferred tax on acquisition of subsidiaries	13	132.2	7,486.3	1,098.7
Foreign currency translation		659.4	(376.0)	-
Balance at end of the year		10,076.3	8,319.0	4,687.2

The detailed components of the net deferred tax liabilities which result from the differences between the amounts of assets and liabilities recognised for financial reporting and tax purposes are:

Figures in million - SA rand	2018	2017	2016
Deferred tax liabilities
Mining assets	11,344.4	9,642.6	6,365.4
Environmental rehabilitation obligation funds	507.7	600.7	729.6
Other	284.7	47.5	128.6
Gross deferred tax liabilities	12,136.8	10,290.8	7,223.6

Deferred tax assets
Environmental rehabilitation obligation	(989.2)	(840.7)	(1,041.0)
Occupational healthcare obligation	(302.7)	(299.7)	-
Other provisions	(464.1)	(434.0)	(546.3)
Tax losses and unredeemed capital expenditure	(304.5)	(397.4)	(890.1)
Share-based payment obligation	-	-	(59.0)
Gross deferred tax assets	(2,060.5)	(1,971.8)	(2,536.4)

Net deferred tax liabilities	10,076.3	8,319.0	4,687.2

At 31 December 2018, the Group had the following estimated amounts not recognised but available for set-off against future income:

Figures in million - SA rand	2018	2017	2016
Tax losses
Wits Gold	63.9	64.6	64.6
Burnstone	-	-	-
Rand Uranium	1,132.7	886.6	-
DRDGOLD	37.3	-	-
Other - SA region	15.9	15.9	19.0
Total gross tax losses	3,480.0	3,558.2	2,644.8
Other deductible temporary differences
Burnstone	13,419.8	11,306.8	10,012.6
Ezulwini	3,208.4	2,923.7	2,909.1
Rand Uranium	4,115.7	4,045.7	1,125.3
DRDGOLD	602.9	-	-
Ridge Mining Services Proprietary Limited	715.5	499.5	643.9
Stillwater Canada Inc	1,916.4	1,550.8	-
Other - SA region	48.9	54.2	55.6
Other - US region	172.0	183.3	55.6
Total gross tax losses and other deductible temporary differences	27,679.6	24,122.2	17,446.9

Deferred tax assets not recognised
Wits Gold	17.9	18.1	18.1
Burnstone	3,757.5	3,165.9	2,803.5
Ezulwini	1,522.8	1,544.1	1,531.7
Rand Uranium	1,469.6	-	-
DRDGOLD	130.0	-	-
Ridge Mining Services Proprietary Limited	200.3	139.9	180.3
Stillwater Canada Inc	395.4	284.4	-
Other - SA region	18.1	19.6	20.9
Other - US region	53.2	70.9	-
Total deferred tax assets not recognised	7,564.8	5,242.9	4,554.5

These deductions are available to be utilised against income generated by the relevant tax entity and do not expire unless the tax entity concerned ceases to operate for a period of longer than one year. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilised by the tax entities in which the deductions have been generated.

9.4     Net tax and royalties receivable and payable

Figures in million - SA rand	Notes	2018	2017	2016
Included in the statement of financial position as follows:
Tax receivable		(483.2)	(182.8)	-
Tax and royalties payable		88.0	34.9	88.6
Net tax and royalties (receivable)/payable		(395.2)	(147.9)	88.6

Reconciliation of the net tax and royalties (receivable)/payable balance:
Balance at beginning of the year		(147.9)	88.6	129.6
Royalties and current tax	9.1, 9.2	307.9	902.7	1,678.4
Royalties and tax paid		(542.2)	(899.3)	(1,732.6)
Tax payable on acquisition of subsidiaries	13	4.4	(260.4)	13.2
Foreign currency translation		(17.4)	20.5	-
Balance at end of the year		(395.2)	(147.9)	88.6